Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of compensation of key management personnel

	For the year ended December 31
in 000€	2024	2023	2022
Short-term employee benefits	2,531	2,554	2,736
Post-employment benefits	65	73	75
Total	2,596	2,627	2,811
Warrants granted	—	350,000	—
Warrants outstanding	350,000	350,000	—

Schedule of related parties for the relevant financial year

	Sale of	Purchases		Interest	Right-of-		Lease	Other
in 000€	goods to	from	Depreciation	expense	Use Assets	Receivables	liabilities	liabilities
Non-executive directors of the Group
2024	—	145	—	—	—	—	—	—
2023	—	172	—	—	—	—	—	64
2022	—	163	—	—	—	—	—	86

Shareholders of the Group
2024	—	119	—	2	—	—	—	67
2023	—	97	—	3	—	—	—	64
2022	—	104	—	5	—	—	—	96

Joint ventures
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—

Non-controlling interests
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—